Subsequent Events (Tables)	6 Months Ended
Jun. 30, 2012
Subsequent Events [Abstract]
Arrangements with Series A and Series B Note Holders
Payment Date	Series A Notes	Series B Notes
August 2012	$9.1 million	$540,000
October 2, 2012	$2.3 million	$360,000
March 29, 2013	$1.3 million	$144,000
July 1, 2014	$11.0 million plus accrued interest	$192,000